Shareholders' Deficit - Schedule of Stock Options Activity (Detail) (Employee Stock Option [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Nov. 30, 2012
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock, Beginning Balance	1,234,000
Stock, Granted	9,000
Stock, Excercised	(184,000)
Stock, Cancelled	(210,000)
Stock, Ending Balance	849,000
Stock, Exercisable at November 30, 2012	360,000
Stock, Expected to vest at November 30, 2012	446,000
Weighted Average Exercise Price, Beginning Balance	$ 7.17
Weighted Average Exercise Price, Granted	$ 6.00
Weighted Average Exercise Price, Exercised	$ 7.30
Weighted Average Exercise Price, Cancelled	$ 12.22
Weighted Average Exercise Price, Ending Balance	$ 5.87
Weighted Average Exercise Price, Exercisable at November 30, 2012	$ 6.67
Weighted Average Exercise Price, Expected to vest at November 30, 2012	$ 5.55
Weighted Average Remaining Contractual Life, Outstanding at November 30, 2012	4 years 7 months 6 days
Weighted Average Remaining Contractual Life, Exercisable at November 30, 2012	4 years
Weighted Average Remaining Contractual Life, Expected to vest at November 30, 2012	4 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding at November 30, 2012	$ 2.9
Aggregate Intrinsic Value, Exercisable at November 30, 2012	1.0
Aggregate Intrinsic Value, Expected to vest at November 30, 2012	$ 1.6